Production Costs	12 Months Ended
Dec. 31, 2025
Cost Of Sales Disclosure [Abstract]
Production Costs

18. Production Costs

	Year ended December 31,
	2025	2024
Mining	$62,352	$8,533
Crushing and processing	41,749	5,803
Mine general and administrative	13,259	3,993
Refining and desorption	736	116
Changes in inventories	1,424	2,966
	$119,520	$21,411